SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net income attributable to Progressive			$ 1,592.2	$ 1,031.0	$ 1,267.6
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Amortization of equity-based compensation			95.4	85.2	66.2
Changes in:
Accounts payable, accrued expenses, and other liabilities			400.0	308.9	37.9
Income taxes			(172.6)	(55.7)	(107.2)
Other, net			(134.8)	(90.2)	(60.2)
Net cash provided by operating activities			3,756.8	2,732.7	2,292.9
Cash Flows From Investing Activities:
Net cash used in investing activities			(3,406.7)	(2,480.7)	(1,923.9)
Cash Flows From Financing Activities:
Net proceeds from debt issuance			841.1	495.6	382.0
Reacquisitions of debt			(635.6)	(18.2)	(19.3)
Dividends paid to shareholders	$ (395.4)	$ (519.0)
Acquisition of treasury shares for restricted stock tax liabilities			(57.6)	(25.1)	(30.6)
Acquisition of treasury shares acquired in open market			(4.9)	(167.4)	(177.9)
Tax benefit from vesting of equity-based compensation			0.0	9.2	16.8
Net cash used in financing activities			(300.9)	(250.4)	(252.8)
Change in cash, cash equivalents, and restricted cash			48.9	2.0	116.0
Cash, cash equivalents, and restricted cash - Beginning of year			226.4	224.4	108.4
Cash, cash equivalents, and restricted cash - End of year			275.3	226.4	224.4
Parent Company
Cash Flows From Operating Activities:
Net income attributable to Progressive			1,592.2	1,031.0	1,267.6
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries			(866.3)	(741.9)	(500.0)
Amortization of equity-based compensation			2.1	2.2	2.4
(Gains) losses on extinguishment of debt			(0.2)	(1.6)	0.9
Changes in:
Intercompany receivable			(71.3)	(37.3)	7.0
Accounts payable, accrued expenses, and other liabilities			53.6	24.2	(46.2)
Income taxes			37.3	(5.0)	12.3
Other, net			(22.6)	(13.3)	(3.1)
Net cash provided by operating activities			724.8	258.3	740.9
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries			(86.7)	(112.0)	(40.2)
(Paid to) received from investment subsidiary			(344.2)	78.6	409.1
Net cash used in investing activities			(449.6)	(33.4)	(521.2)
Cash Flows From Financing Activities:
Net proceeds from debt issuance			841.1	495.6	394.9
Reacquisitions of debt			(594.4)	(18.2)	(19.3)
Dividends paid to shareholders			(395.4)	(519.0)	(403.6)
Acquisition of treasury shares for restricted stock tax liabilities			(57.6)	(25.1)	(30.6)
Acquisition of treasury shares acquired in open market			(4.9)	(167.4)	(177.9)
Loan to ARX Holding Corp.			(64.0)	0.0	0.0
Tax benefit from vesting of equity-based compensation			0.0	9.2	16.8
Net cash used in financing activities			(275.2)	(224.9)	(219.7)
Change in cash, cash equivalents, and restricted cash			0.0	0.0	0.0
Cash, cash equivalents, and restricted cash - Beginning of year			0.0	0.0	0.0
Cash, cash equivalents, and restricted cash - End of year			0.0	0.0	0.0
Insurance Company | Parent Company
Cash Flows From Investing Activities:
Acquisition of business			(18.7)	0.0	0.0
ARX Holding Corp. | Parent Company
Cash Flows From Investing Activities:
Acquisition of business			$ 0.0	$ 0.0	$ (890.1)